Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Reynolds Funds, Inc.
Entity Central Index Key	0000832574
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Reynolds Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Reynolds Blue Chip Growth Fund
Class Name	Reynolds Blue Chip Growth Fund
Trading Symbol	RBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
Additional Information Phone Number	800-773-9665
Additional Information Website	https://reynoldsfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Reynolds Blue Chip Growth Fund	$90	1.90%
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.90%
Net Assets	$ 64,853,619
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$64,853,619
Number of Holdings	59
Portfolio Turnover	272%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Sectors	(% of net assets)
Communication Services	22.1%
Information Technology	18.2%
Consumer Discretionary	11.2%
Consumer Staples	1.1%
Energy	0.5%
Financials	0.3%
Health Care	0.2%
Industrials	0.2%
Cash & Other	46.2%

Top Holdings	(% of net assets)
NVIDIA Corp.	10.5%
STIT - Government & Agency Portfolio - Class Institutional	9.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional	9.8%
Fidelity Institutional Government Portfolio - Class Institutional	9.8%
First American Government Obligations Fund - Class X	9.8%
Netflix, Inc.	7.5%
Amazon.com, Inc.	6.8%
Goldman Sachs Financial Square Government Fund - Class Institutional	6.6%
Meta Platforms, Inc. - Class A	5.6%
Alphabet, Inc. - Class C	5.1%

Updated Prospectus Web Address	https://reynoldsfunds.com

[1]
*	Annualized